Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Commitments and Contingencies [Abstract]
Coverage for pollution	$ 1,000,000
Variable portion of payment to SWS owner	6-month LIBOR rate of 0.92415%